Annual Total Returns - FidelityEquityDividendIncomeFund-RetailPRO - FidelityEquityDividendIncomeFund-RetailPRO - Fidelity Equity Dividend Income Fund - Fidelity Equity Dividend Income Fund	Jan. 29, 2025
Bar Chart Table:
Annual Return 2015	(2.54%)
Annual Return 2016	15.88%
Annual Return 2017	14.09%
Annual Return 2018	(9.74%)
Annual Return 2019	27.32%
Annual Return 2020	1.84%
Annual Return 2021	22.20%
Annual Return 2022	(1.06%)
Annual Return 2023	11.58%
Annual Return 2024	12.47%